Statement of comprehensive income (Parenthetical) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Statement of comprehensive income
Loss on revaluation of cash flow hedge pertaining to interest rate swap	R 1,400	R 286	R 302
Gain on reclassification from cash flow hedge reserve to profit and loss	1,115
Loss/(gain) on changes in effect of limiting net defined benefit asset to asset ceiling, net defined benefit liability (asset)	58	1,051	(105)
Loss/(gain) on reimbursive rights related to post-retirement benefits, recognised in long-term receivables	R 83	R 1	R 50